Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common stock	Preferred Stock	Additional paid-in capital	Retained earnings (deficit)	Treasury stock	Parent	Noncontrolling Interest	Common Class A [Member] Common stock	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] Common stock	Convertible Preferred Stock [Member] Preferred Stock	Convertible Preferred Stock [Member] Additional paid-in capital	Convertible Preferred Stock [Member] Parent
Beginning Balance at Dec. 31, 2013	$ 568,924,000	$ 670,000	$ 0	$ 548,935,000	$ 30,084,000	$ (10,765,000)	$ 568,924,000
Beginning Balance, shares at Dec. 31, 2013		66,959,000	0			1,306,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A common stock	181,875,000	$ 75,000		181,800,000			181,875,000
Issuance of Class A common stock, shares		7,500,000
Issuance of Class A common stock to Board member and advisors	16,000	$ 0		16,000			16,000
Issuance of Class A common stock to Board member and advisors, shares		30,000
Stock options expense related to equity based awards	2,279,000			2,279,000			2,279,000
Stock options exercised, shares									8,000
Stock options exercised	43,000			43,000			43,000		$ 0
Liability-based stock option awards settled	84,000			84,000			84,000
Restricted stock issued	0	$ (2,000)		(2,000)			0
Restricted stock issued, shares		212,000
Restricted stock forfeited	(17,000)			(17,000)			(17,000)
Restricted stock forfeited, Shares						60,000
Restricted stock and restricted stock units expense	3,023,000			3,023,000			3,023,000
Cancellation of treasury stock		$ (13,000)		(10,752,000)		$ 10,765,000
Proceeds from issuance of senior unsecured notes	0						0
Cancellation of treasury stock (shares)		1,335,000				1,335,000
Capital contribution from non-controlling interest owners in less-than-wholly-owned subsidiaries	150,000							$ 150,000
Class B dividends declared	(150,000)				0		0
Net (loss) income	110,754,000				110,771,000		110,771,000	(17,000)
Cost to issue equity	(590,000)			(590,000)			(590,000)
Ending Balance, shares at Dec. 31, 2014		73,374,000	0			31,000
Ending Balance at Dec. 31, 2014	866,541,000	$ 734,000	$ 0	724,819,000	140,855,000	$ 0	866,408,000	133,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A common stock	260,252,000	$ 104,000		260,148,000			260,252,000			$ 32,490,000		$ 1,000	$ 32,489,000	$ 32,490,000
Issuance of Class A common stock, shares		10,329,000										150,000
Conversion of Class B common stock to Class A common stock, shares		(1,500,000)	150,000
Stock Issued During Period, Value, Conversion of Convertible Securities	0	$ (15,000)	$ 1,000	14,000			0
Stock options expense related to equity based awards	9,333,000			9,333,000			9,333,000
Stock options exercised, shares		25,000
Stock options exercised	10,000			10,000			10,000
Liability-based stock option awards settled, shares		25,000
Liability-based stock option awards settled	446,000			446,000			446,000
Restricted stock issued	0	$ (4,000)		(4,000)			0
Restricted stock issued, shares		429,000
Restricted stock forfeited	0			0			0
Restricted stock forfeited, Shares						138,000
Vesting of restricted stock units		52,000
Restricted stock and restricted stock units expense	0	$ 1,000		(1,000)			0
Cancellation of treasury stock	0	$ 2,000		2,000		$ 0	0
Proceeds from issuance of senior unsecured notes	400,000,000
Cancellation of treasury stock (shares)		(167,000)				(167,000)
Capital contribution from non-controlling interest owners in less-than-wholly-owned subsidiaries	562,000							562,000
Class B dividends declared					0
Net (loss) income	(679,524,000)				(679,785,000)		(679,785,000)	261,000
Cost to issue equity	$ (1,151,000)	$ 0		(1,151,000)			(1,151,000)
Ending Balance, shares at Dec. 31, 2015	85,564,435	85,567,000	0			2,000
Ending Balance at Dec. 31, 2015	$ 488,959,000	$ 856,000	$ 0	1,026,077,000	(538,930,000)	$ 0	488,003,000	956,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A common stock	288,510,000	$ 135,000		288,375,000			288,510,000			0	$ 4,000	$ 0	(4,000)	0
Issuance of Class A common stock, shares		13,500,000									471,000	0
Issuance of Class A common stock to Board member and advisors		$ 1,000								$ 0			$ (1,000)	$ 0
Issuance of Class A common stock to Board member and advisors, shares		51,000
Stock options expense related to equity based awards	$ 11,958,000			11,958,000			11,958,000
Stock options exercised, shares	114,000	36,000
Stock options exercised	$ 10,000			10,000			10,000
Liability-based stock option awards settled, shares		10,000
Liability-based stock option awards settled	255,000			255,000			255,000
Restricted stock forfeited	0			0			0
Restricted stock forfeited, Shares						120,000
Cancellation of treasury stock	0	$ 1,000		1,000		$ 0	0
Proceeds from issuance of senior unsecured notes	184,625,000
Cancellation of treasury stock (shares)		(116,000)				(116,000)
Capital contribution from non-controlling interest owners in less-than-wholly-owned subsidiaries	0
Net (loss) income	(97,057,000)				(97,421,000)		(97,421,000)	364,000
Cost to issue equity	$ (1,190,000)			(1,190,000)			(1,190,000)
Ending Balance, shares at Dec. 31, 2016	99,512,886	99,519,000	0			6,000
Ending Balance at Dec. 31, 2016	$ 691,445,000	$ 995,000	$ 0	$ 1,325,481,000	$ (636,351,000)	$ 0	$ 690,125,000	$ 1,320,000